CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents		$ 894	$ 777
Financial assets		88	319
Accounts and other receivable, net		1,602	1,631
Inventory, net		580	713
Other assets		702	723
Current Assets		3,866	4,163
Financial assets		261	241
Accounts and other receivable, net		679	671
Other assets		218	154
Property, plant and equipment		4,036	4,318
Deferred income tax assets		348	341
Intangible assets		4,226	4,365
Equity accounted investments		70	73
Goodwill		2,216	2,331
Total assets		15,920	16,657
Current Liabilities
Accounts payable and other		3,716	4,152
Loan payable to Brookfield Business Partners		1,860	0
Non-recourse borrowings in subsidiaries of the company		53	114
Current Liabilities		5,629	4,266
Accounts payable and other		3,475	4,096
Non-recourse borrowings in subsidiaries of the company		5,193	5,075
Deferred income tax liabilities		487	514
Total liabilities		14,784	13,951
Equity
Brookfield Business Partners	[1]	(516)	1,227
Non-controlling interests		1,652	1,479
Total equity		1,136	2,706
Total liabilities and equity		$ 15,920	$ 16,657

[1]	Common equity is attributable to the partnership prior to the BBUC reorganization and subsequently as a result of the partnership holding all the issued and outstanding common shares issued by our company. Please refer to Note 2 (b) Basis of Presentation and Significant Accounting Policies, for further details.